Debts_The Details Of Repurchase Agreements And Others(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 13,015,506	₩ 11,954,491
Individuals, Groups and Corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 13,011,121	11,946,896
Individuals, Groups and Corporations | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.91%
Individuals, Groups and Corporations | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	2.90%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 4,385	₩ 7,595
Counter sale | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.70%
Counter sale | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	1.05%